Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues-Revenues	$ 1,231	$ 1,029	$ 710
Revenues-Alliance revenues	3,492	3,630	4,084
Total revenues from collaborative arrangements	4,723	4,659	4,794
Cost of sales	(362)	(420)	(124)
Selling, informational and administrative expenses	(290)	(237)	(131)
Research and development expenses	(74)	(299)	(316)
Other deductions—net	$ (15)	$ 34	$ 37